Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Variable Portfolio – U.S. Flexible Growth Fund Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Variable Portfolio – U.S. Flexible Growth Fund Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%